Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Trade and Other Receivables
12.	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2017	2016
	US$’000	US$’000
Trade receivables	115,875	82,814
Less: Provision for impairment	(3,472)	(3,342)
Trade receivable, net	112,403	79,472
Other receivables	9,537	17,107
Less: Provision for impairment	(28)	(189)
Other receivable, net	9,509	16,918

As of December 31, 2017 and 2016 trade receivables of an initial value of $3,472 and $3,342, respectively, were impaired.

As of December 31, 2017 and 2016 other receivables of an initial value of $28 and $189, respectively, were  impaired.

See below for the movement in the provision for impairment of trade receivables.

	Individually impaired	Collectively impaired	Total
	US$’000	US$’000	US$’000
At January 1, 2016	3,129	160	3,289
Charge for the year	106	242	348
Write-off	(85)	(6)	(91)
Unused amounts reversed	(21)	(48)	(69)
Currency translation adjustment	(132)	(3)	(135)
Reclassification	(16)	16	—
At December 31, 2016	2,981	361	3,342
Charge for the year	438	172	610
Write-off	(385)	(44)	(429)
Unused amounts reversed	(269)	(39)	(308)
Currency translation adjustment	223	37	260
Reclassification	(3)	—	(3)
At December 31, 2017	2,985	487	3,472

The ageing analysis of trade receivables is as follows:

			Past due but not impaired
	Total	Neither past due nor impaired	Past due 1-3 months	Past due 3-6 months	Past due 6-12 months	Past due over 12 months
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2017	112,403	90,503	20,608	654	397	241
December 31, 2016	79,472	59,959	16,858	1,642	474	539

12.	TRADE AND OTHER RECEIVABLES (continued)

The Company maintains provision for impairment of trade receivables for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. The impairment losses assessed individually as of December 31, 2017 and 2016 primarily resulted from the financial difficulties of the counter trading parties and the amounts recognized were the difference between the carrying amount of the accounts receivable and the present value of expected collectable amounts.

The Company obtained collateral in respect of customer doubtful accounts. The collateral takes the form of a lien over the customer’s assets and gives the Company a claim on these assets for the doubtful accounts. In March 2017, a lawsuit was filed by a debtor to rescind the foreclosure that the Company has undertaken on the collateral in Thailand. Although the estimated litigation process may be as long as two years if it reaches to the supreme court, the Company believes that it has the first lien on the collateral and its foreclosure will prevail. The collateral is not recorded on the balance sheet. The Company performed a valuation to determine the fair value of the collateral. As of December 31, 2017 the fair values of the collateral were $1,181 which was higher than the amounts of the associated delinquent accounts, no impairments was recognized; and, as of December 31, 2016, the fair value of the collateral was $842, which was lower than the amount of the associated delinquent account, as a result, the Company recognized an impairment of $191 in other operating expenses.

See Note 26(b) credit risk of trade receivables, which discusses how the Company manages and measures credit quality of trade receivables that are neither past due nor impaired.